UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                          OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.2%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Autoliv, Inc.                                                               300,900    $    14,337,885
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Carnival Corp.                                                              187,200          9,698,832
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                            421,600         13,128,624
                                                                                       ----------------
                                                                                            22,827,456
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
eBay, Inc. 1                                                                528,800         19,703,088
-------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Comcast Corp., Cl. A 1                                                      564,500         19,068,810
-------------------------------------------------------------------------------------------------------
News Corp., Cl. A                                                           727,200         12,304,224
-------------------------------------------------------------------------------------------------------
News Corp., Cl. B                                                           103,000          1,813,830
-------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                            5,711,453         54,030,345
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                       480,200         13,796,146
                                                                                       ----------------
                                                                                           101,013,355
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.0%
Kohl's Corp. 1                                                              321,500         16,599,045
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                676,200         33,823,524
                                                                                       ----------------
                                                                                            50,422,569
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
Best Buy Co., Inc.                                                          193,200         10,434,732
-------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                         576,100         16,280,586
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                            718,300         27,467,792
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                               911,800         28,657,874
-------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                     245,400          9,018,450
                                                                                       ----------------
                                                                                            91,859,434
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Polo Ralph Lauren Corp.                                                     299,000         11,601,200
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
PepsiCo, Inc.                                                               417,000         22,113,510
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
Colgate-Palmolive Co.                                                       193,600         10,100,112
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  260,800         13,822,400
                                                                                       ----------------
                                                                                            23,922,512
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Estee Lauder Cos., Inc. (The), Cl. A                                        184,800          8,312,304
-------------------------------------------------------------------------------------------------------
Gillette Co.                                                                  5,000            252,400
                                                                                       ----------------
                                                                                             8,564,704
-------------------------------------------------------------------------------------------------------
TOBACCO--3.1%
Altria Group, Inc.                                                        1,183,800         77,408,682
-------------------------------------------------------------------------------------------------------
ENERGY--8.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Halliburton Co.                                                             934,500         40,417,125
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                           338,100         23,829,288
                                                                                       ----------------
                                                                                            64,246,413


1            |            OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS--6.1%
Amerada Hess Corp.                                                          179,500    $    17,269,695
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                296,200         18,136,326
-------------------------------------------------------------------------------------------------------
BP plc, ADR                                                               1,212,200         75,641,280
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                          291,500         19,827,830
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 550,800         24,334,344
                                                                                       ----------------
                                                                                           155,209,475
-------------------------------------------------------------------------------------------------------
FINANCIALS--16.9%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.5%
Bank of America Corp.                                                     1,187,692         52,377,217
-------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                      433,500         14,075,745
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                           786,900         47,056,620
                                                                                       ----------------
                                                                                           113,509,582
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.0%
American Express Co.                                                        684,100         35,142,217
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           1,479,066         66,469,226
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                    189,000         12,974,850
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              73,500          8,084,265
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             95,500          7,462,370
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                              359,100         33,812,856
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                              263,600         15,091,100
                                                                                       ----------------
                                                                                           179,036,884
-------------------------------------------------------------------------------------------------------
INSURANCE--4.0%
AFLAC, Inc.                                                                 254,800          9,493,848
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                          208,800         11,569,608
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       163,700         13,932,507
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                           1,723,000         47,416,960
-------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                         643,600         19,114,920
                                                                                       ----------------
                                                                                           101,527,843
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp.                                                 500,900         16,259,214
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                 316,000         19,971,200
                                                                                       ----------------
                                                                                            36,230,414
-------------------------------------------------------------------------------------------------------
HEALTH CARE--8.8%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.1%
Amgen, Inc. 1                                                               417,700         24,314,317
-------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                              36,700          1,249,635
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           544,300         30,812,823
-------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                          219,500         12,564,180
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                     773,900         27,705,620
-------------------------------------------------------------------------------------------------------
Wyeth                                                                       803,800         33,904,284
                                                                                       ----------------
                                                                                           130,550,859
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Guidant Corp.                                                                35,500          2,623,450
-------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                    124,300          7,414,495
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                             243,200         12,391,040
-------------------------------------------------------------------------------------------------------
Stryker Corp.                                                               213,300          9,515,313
-------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Varian Medical Systems, Inc. 1                                              788,000    $    27,012,640
                                                                                       ----------------
                                                                                            58,956,938
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Abbott Laboratories                                                         371,800         17,333,316
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           247,600         16,628,816
                                                                                       ----------------
                                                                                            33,962,132
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.9%
Empresa Brasileira de Aeronautica SA, ADR                                   376,900         11,796,970
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                             1,882,900         70,062,709
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                              1,151,000         44,543,700
                                                                                       ----------------
                                                                                           126,403,379
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
Expeditors International of Washington, Inc.                                170,600          9,135,630
-------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                 119,600         11,236,420
                                                                                       ----------------
                                                                                            20,372,050
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.0%
Apollo Group, Inc., Cl. A 1                                                 156,700         11,605,202
-------------------------------------------------------------------------------------------------------
Cendant Corp.                                                             3,143,900         64,575,706
                                                                                       ----------------
                                                                                            76,180,908
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.0%
3M Co.                                                                      145,400         12,459,326
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                      2,661,000         95,955,660
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                   1,291,000         43,635,800
                                                                                       ----------------
                                                                                           152,050,786
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.1%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.0%
Cisco Systems, Inc. 1                                                     2,023,300         36,196,837
-------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                 335,600          8,463,832
-------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           1,673,700         18,628,281
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              852,400         12,760,428
-------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                  665,000         10,260,950
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              167,500          6,138,875
-------------------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                                                    82,000          6,266,440
-------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR 1                            129,300          3,646,260
                                                                                       ----------------
                                                                                           102,361,903
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple Computer, Inc. 1                                                      542,600         22,610,142
-------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                               2,752,900         33,915,728
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       445,900         40,746,342
-------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                   273,900          7,576,074
-------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                  1,822,100          7,361,284
                                                                                       ----------------
                                                                                           112,209,570
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
Google, Inc., Cl. A 1                                                        69,900         12,617,649
-------------------------------------------------------------------------------------------------------


3            |            OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Opsware, Inc. 1                                                             912,100    $     4,706,436
-------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                            439,000         12,599,300
-------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                              401,200         13,600,680
                                                                                       ----------------
                                                                                            43,524,065
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Cognizant Technology Solutions Corp. 1                                      138,500          6,398,700
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
Broadcom Corp., Cl. A 1                                                     472,900         14,149,168
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 795,300         18,474,819
-------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                             345,300         15,711,150
-------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                             352,000         13,495,680
-------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                             232,300          9,494,101
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     490,700         12,507,943
                                                                                       ----------------
                                                                                            83,832,861
-------------------------------------------------------------------------------------------------------
SOFTWARE--10.4%
Adobe Systems, Inc.                                                         214,077         14,379,552
-------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                               544,800         15,472,320
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                              289,200          8,606,592
-------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                         1,926,129         13,868,129
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                 379,500         17,980,710
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           3,794,900         91,722,733
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                            5,336,475         31,805,391
-------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                             366,500          3,998,515
-------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                       377,500         15,130,200
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                          1,321,600         23,920,960
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                       705,436         27,582,548
                                                                                       ----------------
                                                                                           264,467,650
-------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.2%
Praxair, Inc.                                                               655,400         31,367,444
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Alcan, Inc.                                                                 698,000         26,468,160
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
IDT Corp., Cl. B 1                                                        1,861,737         27,535,090
-------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                674,600         15,347,150
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                455,300         16,163,150
                                                                                       ----------------
                                                                                            59,045,390
-------------------------------------------------------------------------------------------------------
UTILITIES--3.9%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.3%
AES Corp. (The) 1                                                         2,807,100         45,980,298
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                          859,300         11,205,272
-------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                376,500         12,838,650
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                    1,219,600         13,879,048
                                                                                       ----------------
                                                                                            83,903,268


4            |            OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy                                                               363,900    $    14,497,776
                                                                                       ----------------
Total Common Stocks (Cost $2,183,950,412)                                                2,520,088,845

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
-------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement
(Principal Amount/Value $1,365,685,000, with a maturity value of $1,365,789,323) with UBS Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $27,300,085 on 4/1/05, collateralized by
Federal National Mortgage Assn., 5%--6%, 2/1/34--8/1/34, with
a value of $1,394,346,245 (Cost $27,298,000)                         $   27,298,000         27,298,000
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,211,248,412)                             100.1%     2,547,386,845
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (0.1)        (1,328,844)

                                                                     ----------------------------------
NET ASSETS                                                                    100.0%   $ 2,546,058,001
                                                                     ==================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,222,137,839
                                              ===============

Gross unrealized appreciation                 $   380,145,253
Gross unrealized depreciation                     (54,896,247)
                                              ---------------
Net unrealized appreciation                   $   325,249,006
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including


5            |            OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6            |            OPPENHEIMER EQUITY FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005